Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Reconciliation of goodwill

	2025 $m	2024 $m
Carrying value at 1 Jan	848	896
Exchange differences	54	(7)
Reclassification as held for sale	–	(41)
Carrying value at 31 Dec	902	848

Reconciliation of other intangible assets

	2025 $m			2024 $m
	Distribution rights	Other intangibles	Total	Distribution rights	Other intangibles	Total
	note (i)	note (ii)		note (i)	note (ii)
Balance at 1 Jan
Cost	5,762	570	6,332	5,585	537	6,122
Accumulated amortisation and other charges	(2,203)	(305)	(2,508)	(1,876)	(260)	(2,136)
	3,559	265	3,824	3,709	277	3,986
Additions	491	48	539	198	62	260
Amortisation and other charges	(389)	(62)	(451)	(331)	(58)	(389)
Disposals and transfers	–	(3)	(3)	(4)	(14)	(18)
Exchange differences and other movements	38	11	49	(13)	(2)	(15)
Balance at 31 Dec	3,699	259	3,958	3,559	265	3,824
Comprising:
Cost	6,302	624	6,926	5,762	570	6,332
Accumulated amortisation and other charges	(2,603)	(365)	(2,968)	(2,203)	(305)	(2,508)
Balance at 31 Dec	3,699	259	3,958	3,559	265	3,824
Notes
(i)Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of the bancassurance partnership arrangements for the bank distribution of Prudential’s insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.
(ii)Included within other intangibles are software and licence fees.